Accounts payables and accrued liabilities - Summary (Details) - CAD ($) $ in Millions	Mar. 28, 2021	Mar. 29, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 78.9	$ 53.3
Accrued liabilities	49.9	53.8
Employee benefits	28.3	13.6
Derivative financial instruments	8.8	19.0
Other payables	11.9	4.7
Accounts payable and accrued liabilities	$ 177.8	$ 144.4